Financial Instruments and Risk Management - Additional Information (Details)		12 Months Ended
	Aug. 07, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2021	Dec. 31, 2024 BRL (R$)
Financial instruments and risk management [line items]
Percentage of fair value of loans and debentures on CDI rates		111.43%
Appreciation to excahange of foreign currencies, amount		R$ 5,650,000
Average foreign currencies exchange rate		2.73
Estimated contract credits in arrears receivable		R$ 946,000,000		R$ 850,000,000
Minimum equity required for concession of credit		R$ 800,000,000
Basel ratio percentage required above minimum set by regulating bank		1.00%
Percentage of estimated IPCA inflation index		4.40%
Percentage of estimated IGPM inflation index		3.77%
Percentage of maximum portfolio limit per bank entity		30.00%
Percentage of minimum fedreal risk concentrate		50.00%
Percentage of regulatory agent limits for consumer exposure		100.00%
Distribution service concession quality criteria period			three consecutive years
Distribution service concession minimum parameters for economic and financial sustainability			two consecutive years
Daily liquidity projection period		180 days
Minimum [Member]
Financial instruments and risk management [line items]
Percentage of fair value of loans and debentures on CDI rates		0.47%
Percentage of fair value of loans and debentures on IPCA		4.10%
Maximum [Member]
Financial instruments and risk management [line items]
Percentage of fair value of loans and debentures on CDI rates		2.05%
Percentage of fair value of loans and debentures on IPCA		7.62%
Percentage of regulatory agent margin distributor supply		105.00%
Probable Scenario [Member]
Financial instruments and risk management [line items]
Percentage of estimated IPCA inflation index		4.40%
Percentage of estimated IGPM inflation index		3.77%
Cross Currency Swap [Member]
Financial instruments and risk management [line items]
Notional amount	R$ 219,000,000
Cross Currency Swap [Member] | United States of America, Dollars
Financial instruments and risk management [line items]
Notional amount	R$ 40,000,000
Selic interest rate [Member] | Probable Scenario [Member]
Financial instruments and risk management [line items]
Significant interest rate risk		12.50%		12.50%
TJLP interest rate [member] | Probable Scenario [Member]
Financial instruments and risk management [line items]
Significant interest rate risk		9.57%		8.59%